OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

As at December 31 (millions of dollars)	2024	2023
Prepaid expenses and other assets	88	44
Regulatory assets (Note 12)	42	46
Materials and supplies	29	34
	159	124